CASH (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]	Cash represents cash in bank and cash on hand. Cash as of December 31, 2013 and 2012 consists of the following:
	December 31,
	2013	2012

Bank balances and cash	$8,046,950	$2,959,219